UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza	61710-0001
Bloomington, IL
(Address of principal executive offices)	(Zip code)

Paul J. Smith One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg K&L Gates LLP Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2014

Date of reporting period: 08/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

August 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (99.06%)
Agriculture, Foods, & Beverage (12.04%)
Archer-Daniels-Midland Co.	3,477,500	$173,388,150
Coca-Cola Co., The	2,054,600	85,717,912
Kellogg Co.	930,000	60,422,100
McCormick & Company Inc.	428,600	29,869,134
Nestle SA ADR	1,175,800	91,206,806
PepsiCo Inc.	641,400	59,323,086

		499,927,188

Banks (4.88%)
M&T Bank Corp.	213,400	26,382,642
Northern Trust Corp.	422,700	29,314,245
U.S. Bancorp	257,900	10,904,012
Wells Fargo & Co.	2,643,100	135,961,064

		202,561,963

Building Materials & Construction (1.59%)
Vulcan Materials Co.	1,039,200	65,864,496

Chemicals (11.37%)
Air Products & Chemicals Inc.	830,000	110,564,300
Croda International PLC	25,800	934,282
E.I. du Pont de Nemours & Co.	229,200	15,152,412
International Flavors & Fragrances Inc.	525,000	53,334,750
Novozymes A/S B Shares	135,300	6,281,417
Sigma-Aldrich Corp.	2,750,000	286,000,000

		472,267,161

Computer Software & Services (1.55%)
Automatic Data Processing Inc.	109,900	9,174,452
Facebook Inc. Class A (a)	115,000	8,604,300
Google Inc. Class A (a)	14,750	8,589,810
Google Inc. Class C (a)	5,900	3,372,440
SAP SE	444,800	34,595,192

		64,336,194

Computers (5.45%)
Hewlett-Packard Co.	3,019,400	114,737,200
International Business Machines Corp.	580,000	111,534,000

		226,271,200

Consumer & Marketing (5.94%)
AptarGroup Inc.	677,405	43,455,531
Colgate-Palmolive Co.	872,600	56,483,398
Procter & Gamble Co., The	1,765,155	146,702,032

		246,640,961

Electronic/Electrical Manufacturing (5.40%)
Agilent Technologies Inc.	548,071	31,327,738
Emerson Electric Co.	729,400	46,696,188
General Electric Co.	3,848,900	99,994,422
Linear Technology Corp.	1,023,400	46,165,574

		224,183,922

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.80%)
Berkshire Hathaway Inc. Class A (a)	162	$33,352,560
Berkshire Hathaway Inc. Class B (a)	143	19,627

		33,372,187

Health Care (13.32%)
Abbott Laboratories	847,500	35,798,400
AbbVie Inc.	847,500	46,849,800
Amgen Inc.	159,250	22,196,265
Celgene Corp. (a)	61,800	5,872,236
Eli Lilly and Co.	997,000	63,369,320
Johnson & Johnson	2,481,600	257,416,368
Merck & Co. Inc.	296,750	17,837,642
Novo Nordisk A/S Sponsored ADR	174,600	8,024,616
Pfizer Inc.	2,239,031	65,805,121
Roche Holdings Ltd. Sponsored ADR	132,900	4,852,179
Zoetis Inc.	705,696	25,009,866

		553,031,813

Machinery & Manufacturing (7.39%)
3M Co.	564,000	81,216,000
ASML Holding NV NY Reg. Shares	96,650	9,289,998
Caterpillar Inc.	877,700	95,730,739
Deere & Co.	42,900	3,607,461
Donaldson Company Inc.	112,800	4,721,808
HNI Corp.	1,439,200	54,560,072
Illinois Tool Works Inc.	652,500	57,557,025

		306,683,103

Media & Broadcasting (5.91%)
Walt Disney Co., The	2,728,640	245,250,163

Mining & Metals (3.20%)
BHP Billiton PLC	941,859	29,816,308
Nucor Corp.	531,200	28,854,784
Rio Tinto PLC	476,280	25,400,606
Rio Tinto PLC ADR	907,200	48,752,928

		132,824,626

Oil & Gas (13.50%)
BG Group PLC	3,199,100	63,790,355
Chevron Corp.	1,060,000	137,217,000
Devon Energy Corp.	212,204	16,004,426
Dril-Quip Inc. (a)	16,100	1,633,667
Exxon Mobil Corp.	2,615,200	260,107,792
Imperial Oil Ltd.	25,300	1,347,225
Noble Energy Inc.	89,300	6,442,102
Royal Dutch Shell PLC ADR Class A	456,900	36,995,193
Schlumberger Ltd.	113,200	12,411,248
Spectra Energy Corp.	399,950	16,661,917
Tidewater Inc.	154,191	7,843,696

		560,454,621

See accompanying notes to schedules of investments.	1

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Retailers (2.43%)
Wal-Mart Stores Inc.	1,339,100	$101,102,050

Telecom & Telecom Equipment (3.20%)
AT&T Inc.	2,140,534	74,833,069
Corning Inc.	1,284,600	26,796,756
Verizon Communications Inc.	624,900	31,132,518

		132,762,343

Transportation (0.54%)
GATX Corp.	190,700	12,637,689
Union Pacific Corp.	95,150	10,016,440

		22,654,129

Utilities & Energy (0.55%)
Duke Energy Corp.	306,966	22,712,414

Total Common Stocks
(cost $1,160,971,063)		4,112,900,534

Short-term Investments (0.57%)
JPMorgan U.S. Government Money Market Fund	23,674,620	23,674,620

Total Short-term Investments
(cost $23,674,620)		23,674,620

TOTAL INVESTMENTS (99.63%)
(cost $1,184,645,683)		4,136,575,154
OTHER ASSETS, NET OF LIABILITIES (0.37%)		15,397,589

NET ASSETS (100.00%)		$4,151,972,743

(a)	Non-income producing security.

ADR - American Depositary Receipt

2	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

August 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (61.97%)
Agriculture, Foods, & Beverage (7.25%)
Archer-Daniels-Midland Co.	940,561	$46,896,371
Campbell Soup Co.	26,000	1,165,320
Coca-Cola Co., The	410,000	17,105,200
Kellogg Co.	310,000	20,140,700
Nestle SA ADR	252,500	19,586,425
PepsiCo Inc.	110,100	10,183,149
Sysco Corp.	165,300	6,253,299

		121,330,464

Banks (3.28%)
M&T Bank Corp.	58,300	7,207,629
Northern Trust Corp.	104,700	7,260,945
U.S. Bancorp	48,300	2,042,124
Wells Fargo & Co.	747,600	38,456,544

		54,967,242

Building Materials & Construction (0.61%)
Vulcan Materials Co.	160,200	10,153,476

Chemicals (6.70%)
Air Products & Chemicals Inc.	230,000	30,638,300
Dow Chemical Co., The	69,000	3,694,950
E.I. du Pont de Nemours & Co.	132,105	8,733,462
International Flavors & Fragrances Inc.	120,000	12,190,800
Novozymes A/S B Shares	124,350	5,773,054
Sigma-Aldrich Corp.	491,000	51,064,000

		112,094,566

Computer Software & Services (1.04%)
Automatic Data Processing Inc.	47,400	3,956,952
Facebook Inc. Class A (a)	68,950	5,158,839
Google Inc. Class A (a)	3,550	2,067,378
Google Inc. Class C (a)	3,550	2,029,180
SAP SE	52,800	4,106,623

		17,318,972

Computers (3.46%)
Hewlett-Packard Co.	754,000	28,652,000
International Business Machines Corp.	152,100	29,248,830

		57,900,830

Consumer & Marketing (3.20%)
AptarGroup Inc.	134,100	8,602,515
Colgate-Palmolive Co.	80,000	5,178,400
Procter & Gamble Co., The	477,700	39,701,647

		53,482,562

Electronic/Electrical Manufacturing (2.66%)
Agilent Technologies Inc.	143,787	8,218,865
Emerson Electric Co.	98,600	6,312,372
General Electric Co.	796,300	20,687,874
KLA-Tencor Corp.	45,100	3,446,542
Linear Technology Corp.	130,100	5,868,811

		44,534,464

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.42%)
Berkshire Hathaway Inc. Class A (a)	34	$6,999,920
Berkshire Hathaway Inc. Class B (a)	533	73,154

		7,073,074

Health Care (9.00%)
Abbott Laboratories	92,000	3,886,080
AbbVie Inc.	92,000	5,085,760
Allergan Inc.	154,800	25,337,664
Amgen Inc.	70,750	9,861,135
Baxter International Inc.	29,100	2,181,918
Eli Lilly and Co.	212,000	13,474,720
Johnson & Johnson	417,700	43,328,021
Medtronic Inc.	21,600	1,379,160
Merck & Co. Inc.	103,200	6,203,352
Novo Nordisk A/S Sponsored ADR	107,700	4,949,892
Pfizer Inc.	728,140	21,400,035
Teva Pharmaceutical Industries Ltd. Sponsored ADR	103,900	5,456,828
Zoetis Inc.	229,495	8,133,303

		150,677,868

Machinery & Manufacturing (4.50%)
3M Co.	124,600	17,942,399
ASML Holding NV NY Reg. Shares	32,500	3,123,900
Caterpillar Inc.	262,400	28,619,968
Deere & Co.	38,700	3,254,283
Donaldson Company Inc.	115,800	4,847,388
HNI Corp.	160,000	6,065,600
Illinois Tool Works Inc.	130,600	11,520,226

		75,373,764

Media & Broadcasting (5.75%)
Lee Enterprises Inc. Class A (a)	84,000	341,040
Walt Disney Co., The	1,065,995	95,811,631

		96,152,671

Mining & Metals (3.22%)
BHP Billiton PLC	169,900	5,378,502
Newmont Mining Corp.	29,200	791,028
Nucor Corp.	436,800	23,726,976
Rio Tinto PLC	153,825	8,203,679
Rio Tinto PLC ADR	293,000	15,745,820

		53,846,005

Oil & Gas (7.13%)
BG Group PLC	256,800	5,120,616
Chevron Corp.	288,000	37,281,600
Devon Energy Corp.	76,170	5,744,741
Exxon Mobil Corp.	448,000	44,558,080
Noble Energy Inc.	39,800	2,871,172
Royal Dutch Shell PLC ADR Class A	216,400	17,521,908
Schlumberger Ltd.	25,900	2,839,676
Spectra Energy Corp.	79,650	3,318,219

		119,256,012

See accompanying notes to schedules of investments.	3

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Retailers (1.25%)
Wal-Mart Stores Inc.	276,700	$20,890,850

Telecom & Telecom Equipment (1.75%)
AT&T Inc.	533,359	18,646,231
Corning Inc.	372,300	7,766,178
Verizon Communications Inc.	57,800	2,879,596

		29,292,005

Transportation (0.43%)
GATX Corp.	68,200	4,519,614
Union Pacific Corp.	25,650	2,700,176

		7,219,790

Utilities & Energy (0.32%)
Duke Energy Corp.	72,333	5,351,919

Total Common Stocks
(cost $299,557,417)		1,036,916,534

	Principal amount	Value
Corporate Bonds (19.39%)
Aerospace/Defense (0.06%)
Lockheed Martin Corp.
3.350%, 09/15/2021	$1,000,000	$1,043,004

Agriculture, Foods, & Beverage (1.39%)
General Mills Inc.
5.200%, 03/17/2015	500,000	512,769
Bottling Group LLC
5.500%, 04/01/2016	1,000,000	1,076,634
Hershey Co.
5.450%, 09/01/2016	500,000	546,082
Kraft Foods Inc.
6.500%, 08/11/2017	1,000,000	1,140,639
Coca-Cola Co., The
5.350%, 11/15/2017	2,000,000	2,254,246
Sysco Corp.
5.250%, 02/12/2018	1,000,000	1,115,481
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	1,121,308
Coca-Cola Co., The
2.450%, 11/01/2020	1,000,000	1,011,240
Kellogg Co.
4.000%, 12/15/2020	2,000,000	2,158,424
Pepsico Inc.
2.750%, 03/05/2022	1,000,000	1,002,033
Kellogg Co.
3.125%, 05/17/2022	1,000,000	1,015,774
Sysco Corp.
2.600%, 06/12/2022	1,000,000	986,458
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	953,101
Kellogg Co.
2.750%, 03/01/2023	1,000,000	973,702

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Pepsico Inc.
2.750%, 03/01/2023	$1,000,000	$986,194
Coca-Cola Co., The
2.500%, 04/01/2023	2,000,000	1,945,590
Hershey Co.
2.625%, 05/01/2023	1,300,000	1,273,277
Mondelez International Inc.
4.000%, 02/01/2024	1,000,000	1,051,322
General Mills Inc.
3.650%, 02/15/2024	1,000,000	1,035,245
Pepsico Inc.
3.600%, 03/01/2024	1,000,000	1,041,174

		23,200,693

Automotive (0.43%)
American Honda Finance Corp.
2.125%, 10/10/2018	500,000	507,319
Toyota Motor Credit Corp.
2.000%, 10/24/2018	1,000,000	1,008,603
2.100%, 01/17/2019	500,000	504,102
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,159,372
Toyota Motor Credit Corp.
2.750%, 05/17/2021	1,000,000	1,011,957
3.300%, 01/12/2022	1,000,000	1,044,191
2.625%, 01/10/2023	1,000,000	984,475

		7,220,019

Banks (0.78%)
US Bank NA
4.950%, 10/30/2014	1,500,000	1,511,140
Wachovia Bank NA
5.600%, 03/15/2016	750,000	804,998
Bank of America NA
6.000%, 06/15/2016	1,000,000	1,082,350
5.300%, 03/15/2017	500,000	545,324
Wachovia Corp.
5.750%, 06/15/2017	750,000	840,426
Wachovia Bank NA
6.000%, 11/15/2017	500,000	568,646
Wells Fargo & Co.
5.625%, 12/11/2017	500,000	565,403
Bank of New York Mellon Corp.
2.100%, 08/01/2018	1,000,000	1,017,624
US Bancorp
1.950%, 11/15/2018	1,000,000	1,006,186
Wells Fargo & Co.
2.150%, 01/15/2019	500,000	503,778
Bank of New York Mellon Corp.
2.200%, 03/04/2019	1,000,000	1,007,853
Wells Fargo & Co.
3.000%, 01/22/2021	1,000,000	1,023,256

4	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
US Bancorp
3.000%, 03/15/2022	$1,000,000	$1,014,723
3.700%, 01/30/2024	500,000	523,298
Bank of New York Mellon Corp.
3.650%, 02/04/2024	1,000,000	1,043,885

		13,058,890

Chemicals (0.50%)
Praxair Inc.
4.625%, 03/30/2015	1,000,000	1,024,869
5.375%, 11/01/2016	1,000,000	1,088,910
Monsanto Co.
1.850%, 11/15/2018	500,000	499,930
Praxair Inc.
2.450%, 02/15/2022	2,000,000	1,961,858
Monsanto Co.
2.200%, 07/15/2022	1,300,000	1,240,412
PPG Industries Inc.
2.700%, 08/15/2022	500,000	489,644
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	986,278
Praxair Inc.
2.700%, 02/21/2023	1,000,000	985,459

		8,277,360

Commercial Service/Supply (0.16%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	553,192
Cintas Corp. No. 2
3.250%, 06/01/2022	2,000,000	2,031,316

		2,584,508

Computer Software & Services (0.78%)
Oracle Corp.
2.375%, 01/15/2019	1,000,000	1,018,180
Microsoft Corp.
4.000%, 02/08/2021	2,000,000	2,203,958
2.125%, 11/15/2022	2,000,000	1,927,384
Intel Corp.
2.700%, 12/15/2022	2,000,000	1,965,646
Microsoft Corp.
2.375%, 05/01/2023	1,000,000	970,146
Texas Instruments Inc.
2.250%, 05/01/2023	3,000,000	2,850,549
Oracle Corp.
3.625%, 07/15/2023	1,000,000	1,045,934
Google Inc.
3.375%, 02/25/2024	1,000,000	1,036,173

		13,017,970

Computers (0.36%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,131,370

	Principal amount	Value
Corporate Bonds (Cont.)
Computers (Cont.)
1.875%, 05/15/2019	$3,000,000	$2,995,509
1.625%, 05/15/2020	2,000,000	1,928,980

		6,055,859

Consumer & Marketing (1.57%)
Ecolab Inc.
4.875%, 02/15/2015	1,000,000	1,019,869
Procter & Gamble Co., The
3.150%, 09/01/2015	2,000,000	2,056,936
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,709,728
Danaher Corp.
5.625%, 01/15/2018	1,000,000	1,133,281
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	1,128,553
Unilever Capital Corp.
2.200%, 03/06/2019	1,000,000	1,017,530
Kimberly-Clark Corp.
1.900%, 05/22/2019	500,000	498,018
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,339,357
McDonald’s Corp.
3.625%, 05/20/2021	2,000,000	2,144,294
2.625%, 01/15/2022	1,000,000	1,005,347
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	988,202
Colgate-Palmolive Co.
2.300%, 05/03/2022	2,000,000	1,964,696
1.950%, 02/01/2023	1,000,000	939,228
2.100%, 05/01/2023	2,000,000	1,896,718
NIKE Inc.
2.250%, 05/01/2023	1,500,000	1,435,292
Kimberly-Clark Corp.
2.400%, 06/01/2023	1,000,000	963,894
Procter & Gamble Co., The
3.100%, 08/15/2023	2,000,000	2,059,200
McDonald’s Corp.
3.250%, 06/10/2024	1,000,000	1,012,960

		26,313,103

Electronic/Electrical Manufacturing (0.28%)
Emerson Electric Co.
5.375%, 10/15/2017	1,000,000	1,121,413
5.250%, 10/15/2018	500,000	567,814
General Electric Co.
2.700%, 10/09/2022	1,000,000	987,434
Emerson Electric Co.
2.625%, 02/15/2023	1,000,000	991,024
General Electric Co.
3.375%, 03/11/2024	1,000,000	1,026,453

		4,694,138

See accompanying notes to schedules of investments.	5

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (0.48%)
JPMorgan Chase Bank NA
5.875%, 06/13/2016	$500,000	$543,222
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	546,476
5.400%, 02/15/2017	500,000	550,522
5.625%, 09/15/2017	500,000	561,850
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,500,000	1,696,822
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	569,058
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,095,606
General Electric Capital Corp.
3.150%, 09/07/2022	1,000,000	1,013,825
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	996,343
3.625%, 05/13/2024	500,000	509,833

		8,083,557

Health Care (2.10%)
Baxter International Inc.
1.850%, 01/15/2017	1,000,000	1,020,069
Eli Lilly and Co.
5.200%, 03/15/2017	1,000,000	1,104,089
Amgen Inc.
5.850%, 06/01/2017	1,000,000	1,118,609
Johnson & Johnson
5.550%, 08/15/2017	1,000,000	1,130,757
AstraZeneca PLC
5.900%, 09/15/2017	750,000	849,082
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,144,681
Baxter International Inc.
5.375%, 06/01/2018	2,000,000	2,257,292
Eli Lilly and Co.
1.950%, 03/15/2019	1,000,000	1,002,667
Pfizer Inc.
2.100%, 05/15/2019	1,000,000	1,006,544
Amgen Inc.
2.200%, 05/22/2019	1,000,000	998,950
AstraZeneca PLC
1.950%, 09/18/2019	500,000	497,800
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,033,830
Medtronic Inc.
3.125%, 03/15/2022	2,000,000	2,034,006
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,416,938
Baxter International Inc.
2.400%, 08/15/2022	1,000,000	964,394
Merck & Co. Inc.
2.400%, 09/15/2022	1,000,000	972,472
Novartis Capital Corp.
2.400%, 09/21/2022	2,000,000	1,947,662
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	982,443

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Medtronic Inc.
2.750%, 04/01/2023	$500,000	$488,208
Merck & Co. Inc.
2.800%, 05/18/2023	3,000,000	2,978,169
Baxter International Inc.
3.200%, 06/15/2023	1,000,000	1,003,347
Pfizer Inc.
3.000%, 06/15/2023	2,000,000	2,022,354
Johnson & Johnson
3.375%, 12/05/2023	1,500,000	1,579,242
Medtronic Inc.
3.625%, 03/15/2024	1,000,000	1,038,813
Novartis Capital Corp.
3.400%, 05/06/2024	1,500,000	1,544,300
Pfizer Inc.
3.400%, 05/15/2024	1,000,000	1,022,414
Stryker Corp.
3.375%, 05/15/2024	1,000,000	1,010,908
Amgen Inc.
3.625%, 05/22/2024	1,000,000	1,016,867

		35,186,907

Machinery & Manufacturing (1.77%)
Cooper U.S. Inc.
5.450%, 04/01/2015	500,000	515,250
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,028,954
Eaton Corp.
5.300%, 03/15/2017	1,500,000	1,633,288
John Deere Capital Corp.
5.500%, 04/13/2017	1,000,000	1,110,421
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,117,389
United Technologies Corp.
5.375%, 12/15/2017	1,500,000	1,694,168
Dover Corp.
5.450%, 03/15/2018	1,000,000	1,127,116
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	1,000,000	1,134,148
3M Co.
1.625%, 06/15/2019	2,000,000	1,980,998
John Deere Capital Corp.
2.800%, 03/04/2021	500,000	507,004
Caterpillar Inc.
3.900%, 05/27/2021	2,000,000	2,165,976
John Deere Capital Corp.
2.750%, 03/15/2022	1,000,000	999,667
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	1,000,000	1,002,635
United Technologies Corp.
3.100%, 06/01/2022	1,000,000	1,020,384
Deere & Co.
2.600%, 06/08/2022	2,000,000	1,971,558
Covidien International
3.200%, 06/15/2022	2,000,000	2,035,196

6	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
3M Co.
2.000%, 06/26/2022	$1,500,000	$1,450,709
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	1,000,000	993,438
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	976,872
Covidien International
2.950%, 06/15/2023	1,000,000	984,368
Total Capital Canada Ltd.
2.750%, 07/15/2023	500,000	491,294
Honeywell International Inc.
3.350%, 12/01/2023	1,000,000	1,033,376
Caterpillar Inc.
3.400%, 05/15/2024	1,000,000	1,020,703
John Deere Capital Corp.
3.350%, 06/12/2024	1,500,000	1,526,936

		29,521,848

Media & Broadcasting (0.43%)
Walt Disney Co., The
6.000%, 07/17/2017	1,000,000	1,139,581
1.850%, 05/30/2019	2,000,000	1,985,292
Comcast Corp.
3.125%, 07/15/2022	2,000,000	2,047,706
Reed Elsevier Capital
3.125%, 10/15/2022	1,000,000	991,488
Comcast Corp.
3.600%, 03/01/2024	1,000,000	1,037,931

		7,201,998

Mining & Metals (0.57%)
BHP Billiton Finance USA Ltd.
5.250%, 12/15/2015	2,000,000	2,116,200
5.400%, 03/29/2017	500,000	554,334
Rio Tinto Finance USA PLC
2.250%, 12/14/2018	500,000	508,944
Alcoa Inc.
5.720%, 02/23/2019	2,244,000	2,490,685
Rio Tinto Finance USA Ltd.
3.500%, 11/02/2020	500,000	525,650
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,000,000	1,037,480
Alcoa Inc.
5.870%, 02/23/2022	756,000	840,061
Rio Tinto Finance USA PLC
2.875%, 08/21/2022	1,000,000	991,420
BHP Billiton Finance USA Ltd.
3.850%, 09/30/2023	500,000	532,511

		9,597,285

Oil & Gas (1.69%)
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	550,006
Shell International Finance
5.200%, 03/22/2017	1,000,000	1,105,246

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Total Capital International SA
1.550%, 06/28/2017	$1,500,000	$1,517,462
Marathon Oil Corp.
5.900%, 03/15/2018	1,000,000	1,138,779
ConocoPhillips
5.200%, 05/15/2018	1,000,000	1,120,937
Shell International Finance
1.900%, 08/10/2018	1,000,000	1,012,310
Total Capital SA
2.125%, 08/10/2018	1,000,000	1,015,593
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,396,324
BP Capital Markets PLC
4.750%, 03/10/2019	3,000,000	3,343,839
Exxon Mobil Corp.
1.819%, 03/15/2019	1,000,000	1,005,797
Shell International Finance
4.300%, 09/22/2019	1,000,000	1,108,766
Total Capital International SA
2.750%, 06/19/2021	1,000,000	1,004,181
Trans-Canada Pipelines
2.500%, 08/01/2022	2,000,000	1,936,236
Shell International Finance
2.375%, 08/21/2022	1,000,000	971,600
Chevron Corp.
2.355%, 12/05/2022	1,000,000	973,534
Total Capital International SA
2.700%, 01/25/2023	1,000,000	980,448
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	1,960,656
Chevron Corp.
3.191%, 06/24/2023	1,000,000	1,027,651
Schlumberger Investment
3.650%, 12/01/2023	1,000,000	1,053,343
Exxon Mobil Corp.
3.176%, 03/15/2024	2,000,000	2,063,622

		28,286,330

Retailers (1.25%)
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,048,883
Home Depot Inc.
5.400%, 03/01/2016	1,000,000	1,071,621
Target Corp.
5.875%, 07/15/2016	1,300,000	1,424,574
Lowe’s Companies Inc.
5.400%, 10/15/2016	1,000,000	1,094,038
Target Corp.
5.375%, 05/01/2017	1,500,000	1,667,571
6.000%, 01/15/2018	500,000	572,763
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,143,811
Home Depot Inc.
2.250%, 09/10/2018	1,000,000	1,023,024

See accompanying notes to schedules of investments.	7

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
CVS Caremark Corp.
2.250%, 12/05/2018	$1,000,000	$1,010,217
Target Corp.
2.300%, 06/26/2019	1,000,000	1,010,319
Wal-Mart Stores Inc.
4.250%, 04/15/2021	2,000,000	2,228,596
TJX Companies Inc., The
2.750%, 06/15/2021	1,000,000	1,007,113
Lowe’s Companies Inc.
3.120%, 04/15/2022	1,000,000	1,026,207
Home Depot Inc.
2.700%, 04/01/2023	2,000,000	1,969,074
Wal-Mart Stores Inc.
2.550%, 04/11/2023	1,000,000	977,626
CVS Caremark Corp.
4.000%, 12/05/2023	1,000,000	1,054,538
Wal-Mart Stores Inc.
3.300%, 04/22/2024	500,000	511,577
Target Corp.
3.500%, 07/01/2024	1,000,000	1,021,282

		20,862,834

Telecom & Telecom Equipment (0.78%)
AT&T Inc.
2.375%, 11/27/2018	1,000,000	1,018,666
2.300%, 03/11/2019	1,000,000	1,010,165
Verizon Communications Inc.
4.500%, 09/15/2020	1,000,000	1,098,774
3.450%, 03/15/2021	1,000,000	1,037,213
AT&T Inc.
3.000%, 02/15/2022	3,000,000	3,012,960
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	944,800
Verizon Communications Inc.
2.450%, 11/01/2022	2,000,000	1,904,814
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	968,238
Cisco Systems Inc.
3.625%, 03/04/2024	1,000,000	1,043,348
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,058,533

		13,097,511

Transportation (0.55%)
United Parcel Service Inc.
5.500%, 01/15/2018	1,000,000	1,130,606
Union Pacific Corp.
2.250%, 02/15/2019	1,000,000	1,013,859
Burlington North Santa Fe
3.050%, 09/01/2022	500,000	500,872
United Parcel Service Inc.
2.450%, 10/01/2022	2,000,000	1,954,686
Burlington North Santa Fe
3.000%, 03/15/2023	1,500,000	1,480,524
Union Pacific Corp.
2.750%, 04/15/2023	1,000,000	986,767

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (Cont.)
Norfolk Southern Corp.
3.850%, 01/15/2024	$1,000,000	$1,050,640
Burlington North Santa Fe
3.750%, 04/01/2024	1,000,000	1,037,795

		9,155,749

Utilities & Energy (3.46%)
Commonwealth Edison Co.
4.700%, 04/15/2015	1,000,000	1,026,571
Georgia Power Co.
5.250%, 12/15/2015	2,000,000	2,114,408
Union Electric Co.
5.400%, 02/01/2016	2,000,000	2,124,452
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,096,564
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,119,061
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	564,878
NSTAR Electric Co.
5.625%, 11/15/2017	1,500,000	1,692,038
Northern States Power Co.
5.250%, 03/01/2018	1,000,000	1,119,374
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	1,122,396
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	568,974
Ameren Union Electric
6.000%, 04/01/2018	1,000,000	1,119,937
Consolidated Edison Co. NY
5.850%, 04/01/2018	500,000	571,899
Duke Energy Carolinas
5.100%, 04/15/2018	1,000,000	1,121,538
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	564,458
2.300%, 09/15/2018	1,000,000	1,022,286
MidAmerican Energy Co.
2.400%, 03/15/2019	1,500,000	1,532,193
Public Service Electric and Gas Co.
1.800%, 06/01/2019	1,000,000	991,287
Kentucky Utilities
3.250%, 11/01/2020	500,000	522,866
Southern California Edison Co.
3.875%, 06/01/2021	2,000,000	2,181,950
San Diego Gas & Electric Co.
3.000%, 08/15/2021	500,000	514,198
Carolina Power & Light Co.
2.800%, 05/15/2022	2,000,000	2,013,124
Consumers Energy Co.
2.850%, 05/15/2022	1,000,000	1,009,308
Georgia Power Co.
2.850%, 05/15/2022	1,000,000	998,271
Detroit Edison Co.
2.650%, 06/15/2022	500,000	497,040
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	1,000,000	966,424

8	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	$1,000,000	$996,834
Northern States Power Co.
2.150%, 08/15/2022	500,000	479,242
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	969,318
Ameren Illinois Co.
2.700%, 09/01/2022	1,000,000	995,377
PPL Electric Utilities
2.500%, 09/01/2022	1,000,000	987,506
PECO Energy Co.
2.375%, 09/15/2022	500,000	487,110
Public Service Company of Colorado
2.250%, 09/15/2022	1,000,000	963,158
Tampa Electric Co.
2.600%, 09/15/2022	500,000	488,447
NSTAR Electric Co.
2.375%, 10/15/2022	500,000	481,674
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	971,090
Virginia Electric & Power Co.
2.750%, 03/15/2023	1,000,000	992,855
Northern States Power Co.
2.600%, 05/15/2023	1,000,000	979,730
Public Service Electric and Gas Co.
2.375%, 05/15/2023	2,000,000	1,920,524
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	1,982,300
Pacificorp
2.950%, 06/01/2023	1,000,000	1,001,531
Pacific Gas & Electric
3.250%, 06/15/2023	1,000,000	1,005,688
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	1,040,804
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	1,022,891
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,000,000	1,065,493
San Diego Gas & Electric Co.
3.600%, 09/01/2023	2,000,000	2,120,738
Public Service Company of New Hampshire
3.500%, 11/01/2023	500,000	522,543
Delmarva Power & Light Co.
3.500%, 11/15/2023	1,000,000	1,038,685
Alabama Power Co.
3.550%, 12/01/2023	1,000,000	1,049,047
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	1,031,373
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,089,368
Potomac Electric Power Co.
3.600%, 03/15/2024	1,000,000	1,039,733
Florida Power & Light Co.
3.250%, 06/01/2024	1,000,000	1,023,082

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
DTE Electric Co.
3.375%, 03/01/2025	$1,000,000	$1,024,047

		57,945,683

Total Corporate Bonds
(cost $312,946,058)		324,405,246

Foreign Government Bonds (0.16%)
Province of New Brunswick (Canada)
5.200%, 02/21/2017	2,500,000	2,761,128

Total Foreign Government Bonds
(cost $2,497,247)		2,761,128

Government Agency Securities (b) (1.92%)
Agency Commercial Mortgage-Backed Securities (1.63%)
Federal Home Loan Mortgage Corp.
2.789%, 01/25/2022	10,000,000	10,173,500
2.839%, 10/25/2022	9,703,867	10,057,533
Federal National Mortgage Association
2.715%, 02/25/2022	7,000,000	7,090,986

		27,322,019

Agency Notes & Bonds (0.29%)
Tennessee Valley Authority
5.500%, 07/18/2017	1,000,000	1,125,605
1.750%, 10/15/2018	1,500,000	1,509,020
3.875%, 02/15/2021	2,000,000	2,202,736

		4,837,361

Total Government Agency Securities
(cost $31,513,129)		32,159,380

U.S. Treasury Obligations (16.01%)
U.S. Treasury Notes
4.250%, 11/15/2014	13,000,000	13,109,174
4.000%, 02/15/2015	15,000,000	15,265,425
4.125%, 05/15/2015	20,000,000	20,565,620
4.500%, 02/15/2016	15,000,000	15,909,375
5.125%, 05/15/2016	20,000,000	21,595,320
4.625%, 02/15/2017	20,000,000	21,892,180
3.250%, 03/31/2017	5,000,000	5,312,890
3.500%, 02/15/2018	15,000,000	16,171,875
3.750%, 11/15/2018	10,000,000	10,946,090
3.125%, 05/15/2019	15,000,000	16,045,320
3.625%, 08/15/2019	10,000,000	10,949,220
3.375%, 11/15/2019	10,000,000	10,844,530
3.625%, 02/15/2020	10,000,000	10,984,380
3.500%, 05/15/2020	20,000,000	21,862,500
3.625%, 02/15/2021	10,000,000	11,027,340
2.000%, 11/15/2021	25,000,000	24,886,725

See accompanying notes to schedules of investments.	9

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2014

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
2.500%, 08/15/2023	$10,000,000	$10,189,840
2.750%, 11/15/2023	10,000,000	10,382,810

Total U.S. Treasury Obligations
(cost $253,980,151)		267,940,614

	Shares	Value
Short-term Investments (0.11%)
JPMorgan U.S. Government Money Market Fund	1,793,479	$1,793,479

Total Short-term Investments
(cost $1,793,479)		1,793,479

TOTAL INVESTMENTS (99.56%)
(cost $902,287,481)		1,665,976,381
OTHER ASSETS, NET OF LIABILITIES (0.44%)		7,316,751

NET ASSETS (100.00%)		$1,673,293,132

(a)	Non-income producing security.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

ADR - American Depositary Receipt

10	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

August 31, 2014

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (95.01%)
U.S. Treasury Notes
4.250%, 11/15/2014	$5,000,000	$5,041,990
4.000%, 02/15/2015	5,000,000	5,088,475
4.125%, 05/15/2015	5,000,000	5,141,405
1.750%, 07/31/2015	10,000,000	10,149,220
4.250%, 08/15/2015	20,000,000	20,784,380
2.625%, 02/29/2016	10,000,000	10,344,140
2.625%, 04/30/2016	20,000,000	20,738,280
1.500%, 06/30/2016	8,000,000	8,152,184
1.000%, 10/31/2016	10,000,000	10,084,380
3.000%, 02/28/2017	10,000,000	10,560,940
2.375%, 07/31/2017	10,000,000	10,410,160
1.875%, 08/31/2017	10,000,000	10,265,620
1.875%, 09/30/2017	10,000,000	10,259,380
1.875%, 10/31/2017	10,000,000	10,252,340
2.250%, 11/30/2017	10,000,000	10,365,620
2.750%, 12/31/2017	12,500,000	13,155,275
2.625%, 01/31/2018	12,000,000	12,581,256
2.750%, 02/28/2018	10,000,000	10,528,910
2.875%, 03/31/2018	10,000,000	10,575,000
2.625%, 04/30/2018	10,000,000	10,488,280
2.375%, 05/31/2018	10,000,000	10,392,190
2.375%, 06/30/2018	10,000,000	10,386,720
2.250%, 07/31/2018	10,000,000	10,340,620
1.375%, 11/30/2018	10,000,000	9,965,620
1.375%, 12/31/2018	10,000,000	9,954,690
1.250%, 01/31/2019	10,000,000	9,884,380
1.375%, 02/28/2019	10,000,000	9,928,120
1.500%, 03/31/2019	10,000,000	9,974,220
1.125%, 05/31/2019	10,000,000	9,782,810
1.250%, 10/31/2019	15,000,000	14,677,740
1.375%, 01/31/2020	10,000,000	9,808,590
1.125%, 04/30/2020	5,000,000	4,815,625
1.875%, 06/30/2020	10,000,000	10,025,000

Total U.S. Treasury Obligations
(cost $343,784,922)		344,903,560

	Shares	Value
Short-term Investments (4.35%)
JPMorgan U.S. Government Money Market Fund	15,786,624	$15,786,624

Total Short-term Investments
(cost $15,786,624)		15,786,624

TOTAL INVESTMENTS (99.36%)
(cost $359,571,546)		360,690,184
OTHER ASSETS, NET OF LIABILITIES (0.64%)		2,316,670

NET ASSETS (100.00%)		$363,006,854

See accompanying notes to schedules of investments.	11

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

August 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (95.11%)
Alabama (1.52%)
City of Phenix City, General Obligation Warrants, Series 2010-B	5.000%	02/01/2019	AA-	$1,030,000	$1,189,877
City of Athens, Alabama, General Obligation Warrants	4.000%	09/01/2019	AA-	1,145,000	1,294,537
Board of Education of the City of Hoover, Capital Outlay Warrants, Series 2005	3.500%	02/15/2026	Aa2	985,000	987,591
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2027	Aa2	2,540,000	2,927,198
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2028	Aa2	1,500,000	1,725,225
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2029	A1	1,620,000	1,829,887

					9,954,315

Alaska (1.81%)
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	NR	2,000,000	2,030,520
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	2,080,355
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	585,000	628,331
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	295,000	314,626
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AAA	1,000,000	1,103,220
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	645,000	694,510
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	1,110,000	1,185,047
Municipality of Anchorage, Alaska, 2005 General Obligation Bonds, Series F (General Purpose)	4.125%	09/01/2023	Aa2	1,000,000	1,023,150
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.500%	07/01/2025	Aa2	1,190,000	1,384,196
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2031	AA+	1,225,000	1,404,928

					11,848,883

Arizona (5.24%)
Maricopa County, Arizona, Cave Creek Unified School District No. 93, School Improvement Bonds, Project of 2000, Series C (2006)	4.250%	07/01/2015	A+	525,000	541,984
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2016	Aa2	450,000	479,768
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	A+	500,000	551,095
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2019	BBB+	4,180,000	4,690,462
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2020	Aa2	1,965,000	2,310,015
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2021	A+	500,000	575,610
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa2	2,500,000	2,726,975
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2021	Aa2	1,000,000	1,078,060
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,000,000	1,084,390
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2022	Aa2	570,000	609,381
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2022	AA-	500,000	605,320
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	3.000%	07/01/2022	AA-	495,000	528,091
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2022	Aa2	1,000,000	1,196,270
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2023	A+	1,000,000	1,146,230
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa2	1,000,000	1,154,580
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2023	Aa2	930,000	983,884
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series B (2013)	3.000%	07/01/2023	Aa2	1,255,000	1,312,504
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,620,780

12	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2023	AA-	$1,060,000	$1,277,321
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2023	AA-	1,705,000	1,881,638
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2008 Series A	5.000%	01/01/2024	AA	1,500,000	1,697,820
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2024	A+	1,000,000	1,143,740
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2024	Aa2	1,165,000	1,275,454
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2026	A+	555,000	656,054
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,000,000	2,204,480
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2027	A+	400,000	469,740
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Revenue Bonds, 2009 Series A	5.000%	01/01/2032	AA	500,000	561,175

					34,362,821

Arkansas (3.07%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	3.000%	11/15/2019	AA-	1,390,000	1,480,934
Little Rock School District of Pulaski County, Arkansas, Refunding Bonds	3.000%	02/01/2020	NR	1,250,000	1,268,650
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds (Prerefunded to 02-01-2015 @ 100) (b)	4.000%	02/01/2021	NR	1,515,000	1,538,422
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A	4.500%	06/01/2021	Aa3	1,320,000	1,435,988
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.125%	10/01/2022	Aa3	100,000	114,234
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.000%	02/01/2023	NR	675,000	690,505
State of Arkansas, General Obligation Four-Lane Highway Construction and Improvement Bonds, Series 2013	3.500%	06/15/2023	AA	6,000,000	6,395,100
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.250%	10/01/2024	Aa3	335,000	384,047
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.000%	06/01/2025	Aa2	2,000,000	2,139,920
City of Fort Smith, Arkansas, Water and Sewer Refunding and Construction Revenue Bonds, Series 2008	5.250%	10/01/2028	A	1,500,000	1,720,890
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2028	Aa2	365,000	433,072
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,038,820
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.500%	10/01/2030	Aa3	500,000	574,915
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2030	Aa2	785,000	921,566

					20,137,063

California (2.87%)
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	AA	1,515,000	1,581,948
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.500%	05/01/2021	AA	740,000	815,665
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.625%	05/01/2022	AA	770,000	848,679
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aa3	1,160,000	1,247,974
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1	2,900,000	3,017,566
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2023	AA	810,000	894,216
Kern High School District (Kern County, California), General Obligation Bonds, 2004 Election, Series C	4.750%	08/01/2023	A+	1,685,000	1,726,013

See accompanying notes to schedules of investments.	13

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aa3	$1,435,000	$1,544,247
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2024	AA	845,000	930,015
Carmel Unified School District (Monterey County, California), General Obligation Bonds, Election of 2005, Series 2008	4.750%	08/01/2025	AAA	575,000	652,706
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.000%	08/01/2025	AA	1,115,000	1,236,167
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2026	AA	1,275,000	1,432,080
Santa Barbara Community College District, (Santa Barbara County, California), General Obligation Bonds, Election of 2008, Series A	5.250%	08/01/2026	Aa1	1,555,000	1,818,759
Santa Clara Unified School District (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	4.875%	07/01/2027	AA	1,000,000	1,075,760

					18,821,795

Colorado (2.39%)
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2015	Aa2	510,000	537,922
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	AA+	1,705,000	1,754,922
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B (Prerefunded to 11-15-2015 @ 100) (b)	4.750%	11/15/2019	Aa2	600,000	632,850
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	205,000	219,108
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	AA-	3,000,000	3,615,900
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2023	AA	3,300,000	3,442,758
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2025	Aa2	1,500,000	1,668,060
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2026	Aa2	1,465,000	1,625,037
City of Aurora, Colorado, First-Lien Water Improvement Revenue Bonds, Series 2007A	5.000%	08/01/2032	Aa2	2,000,000	2,192,460

					15,689,017

Connecticut (2.02%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	5.000%	06/15/2020	Aaa	500,000	572,005
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa2	525,000	582,981
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2021	Aa1	125,000	132,649
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa2	500,000	550,400
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa3	1,900,000	2,060,797
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2022	Aa1	600,000	629,232
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	1,550,000	1,542,110
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.000%	02/01/2023	Aa1	1,550,000	1,529,834
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2023	AAA	620,000	647,602
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.250%	02/01/2024	Aa1	2,000,000	1,994,920
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2024	Aaa	1,000,000	1,067,550
State of Connecticut Health and Education Facilities Authority Revenue Bonds, Yale University Issue Series T-1	4.700%	07/01/2029	Aaa	1,800,000	1,959,750

					13,269,830

Delaware (0.18%)
State of Delaware, General Obligation Bonds, Series 2007A (Prerefunded to 05-01-2015 @ 100) (b)	4.250%	05/01/2021	Aaa	1,125,000	1,155,645

14	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (5.88%)
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2018	A+	$1,000,000	$1,141,250
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa2	2,025,000	2,121,775
City of Pompano Beach, Florida, Water and Sewer Refunding Revenue Bonds Series 2006B	4.500%	07/01/2020	NR	1,220,000	1,221,647
JEA Florida, Water and Sewer System Revenue Bonds, 2010 Series D	3.600%	10/01/2020	Aa2	1,220,000	1,240,777
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa2	1,390,000	1,631,318
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2021	Aa1	1,170,000	1,305,392
State of Florida, State Board of Education, Public Education Capital Outlay Bonds 2004 Series D	4.375%	06/01/2021	Aa1	1,000,000	1,072,470
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	3,500,000	3,727,115
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	A+	600,000	681,612
Orlando Utilities Commission, Utility System Revenue Refunding Bonds, Series 2006	4.750%	10/01/2021	Aa2	1,000,000	1,084,800
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa2	1,455,000	1,601,402
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2022	Aa1	1,215,000	1,346,961
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.375%	06/01/2022	NR	1,500,000	1,612,020
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2022	Aa2	365,000	438,500
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	09/01/2023	Aa1	1,290,000	1,417,787
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2023	Aa2	200,000	237,366
City of Hollywood, Florida, General Obligation Bonds, Series 2005	5.000%	06/01/2024	A1	3,000,000	3,076,170
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.250%	07/01/2024	Aa3	2,500,000	2,650,875
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	2,000,000	2,371,600
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	Aa3	2,485,000	2,940,650
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A	5.000%	10/01/2026	Aa2	2,000,000	2,245,320
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2026	Aa3	400,000	472,192
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series C	4.750%	06/01/2029	Aa1	2,000,000	2,076,320
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A	5.000%	10/01/2032	Aa3	750,000	858,120

					38,573,439

Georgia (1.77%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	Aa2	200,000	215,826
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	Aa2	250,000	279,800
Fayette County, Georgia, Water Revenue Bond, Series 2009	5.000%	10/01/2021	Aa2	1,790,000	2,093,119
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,186,860
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2024	Aa3	1,660,000	1,960,941
Fayette County, Georgia, Water Revenue Bond, Series 2009	4.375%	10/01/2024	Aa2	750,000	840,548
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008	5.625%	01/01/2028	AA-	1,000,000	1,172,550
Forsyth County, Georgia, General Obligation Bonds, Series 2008A	5.000%	03/01/2028	Aaa	1,000,000	1,145,860
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	A1	2,300,000	2,693,116

					11,588,620

Hawaii (0.79%)
City and County of Honolulu, General Obligation Bonds, Series 2005F (Prerefunded to 07-01-2015 @ 100) (b)	5.000%	07/01/2026	Aa1	2,140,000	2,225,172
State of Hawaii Highway Revenue Bonds Series 2008	5.750%	01/01/2027	Aa2	2,000,000	2,320,900
County of Hawaii, General Obligation Bonds, 2013 Series A	5.000%	09/01/2031	AA-	575,000	667,702

					5,213,774

See accompanying notes to schedules of investments.	15

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Idaho (0.17%)
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.625%	08/01/2022	AA	$1,000,000	$1,099,710

Illinois (2.20%)
Community Unit School District Number 200-U Will County, Illinois (Prerefunded to 11-01-2015 @ 100) (b)	5.000%	11/01/2019	A1	1,650,000	1,742,186
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A (Prerefunded to 07-01-2015 @ 100) (b)	4.125%	01/01/2020	Aa3	5,000,000	5,162,950
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2020	Aa2	1,360,000	1,378,795
County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds Series B of 2006	4.375%	12/01/2020	Aa1	1,465,000	1,580,764
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2022	AA-	1,200,000	1,337,928
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2023	AA-	2,000,000	2,219,820
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005 (Prerefunded to 01-01-2015 @ 100) (b)	5.000%	01/01/2024	Aa2	130,000	132,044
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2024	Aa2	870,000	881,510

					14,435,997

Indiana (1.98%)
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A	5.000%	07/15/2018	AA-	1,665,000	1,734,397
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.800%	07/15/2019	AA-	230,000	243,529
City of Bloomington, Indiana, Waterworks Revenue Bonds of 2011, Series B	3.500%	07/01/2020	AA-	910,000	958,012
Lebanon Middle School Building Corporation, Lebanon, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2011	4.000%	07/10/2020	A+	2,075,000	2,269,386
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	3.000%	07/15/2020	AA-	245,000	260,080
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2020	Aa3	2,075,000	2,363,923
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2022	Aa3	500,000	556,450
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.000%	07/01/2022	Aa2	185,000	202,186
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2023	Aa3	1,060,000	1,177,840
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	215,000	236,059
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.375%	07/01/2024	Aa2	210,000	232,197
The Trustees of Ivy Tech Community College of Indiana, Ivy Tech Community College Student Fee Bonds, Series K	5.000%	07/01/2024	AA-	1,000,000	1,070,450
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,530,000	1,678,563

					12,983,072

Iowa (2.25%)
City of Des Moines, Iowa, General Obligation Bonds, Series 2007C Urban Renewal	4.000%	06/01/2015	Aa2	990,000	1,018,245
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006 (Escrowed to maturity) (b)	4.000%	11/01/2015	Aa1	975,000	1,018,192
Black Hawk County, Iowa, General Obligation Bonds, Series 2008B	4.600%	06/01/2018	Aa2	520,000	535,720
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2019	Aa2	1,190,000	1,313,379
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2022	Aa2	1,350,000	1,452,910
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2025	AA	1,775,000	1,975,504
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2026	AA	1,750,000	1,940,120
Ankeny Community School District Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2027	Aa3	2,000,000	2,211,200
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.750%	07/01/2027	AA	1,950,000	2,173,138
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2028	Aa2	1,000,000	1,153,640

					14,792,048

16	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (3.77%)
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	$2,000,000	$2,071,060
City of Overland Park, Kansas Internal Improvement Bonds, Series 2006A (Prerefunded to 09-01-2014 @ 100) (b)	4.250%	09/01/2016	Aaa	1,220,000	1,220,000
Unified School District No. 263, Sedgwick County, Kansas (Mulvane) General Obligation School Building Bonds, Series 2004 (Prerefunded to 09-01-2014 @ 100) (b)	5.000%	09/01/2018	A1	1,000,000	1,000,000
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005 (Prerefunded to 10-01-2015 @ 100) (b)	5.000%	10/01/2018	Aa3	540,000	568,301
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005 (Prerefunded to 10-01-2015 @ 100) (b)	5.000%	10/01/2018	Aa3	370,000	389,184
City of Wichita, Kansas, General Obligation Bonds, Series 790 (Prerefunded to 09-01-2014 @ 101) (b)	4.375%	09/01/2019	Aa1	980,000	989,800
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2022	Aaa	1,000,000	1,097,930
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	2,010,000	1,986,282
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007	4.500%	11/01/2022	Aa2	890,000	975,511
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2023	Aaa	1,615,000	1,770,654
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.625%	09/01/2024	Aaa	1,895,000	2,078,701
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A	5.000%	10/01/2024	AA-	2,000,000	2,262,360
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.500%	09/01/2025	Aaa	1,115,000	1,241,842
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2005C (Prerefunded to 10-01-2015 @ 101) (b)	5.000%	10/01/2025	AA-	1,240,000	1,316,669
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2026	Aaa	2,220,000	2,493,016
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Improvement and Refunding Bonds, Series 2013C	4.500%	09/01/2028	Aa2	3,000,000	3,299,790

					24,761,100

Kentucky (1.70%)
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aa2	1,275,000	1,364,122
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2018	Aa3	2,040,000	2,221,254
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.500%	11/01/2020	Aa1	1,565,000	1,689,699
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2020	Aa3	1,780,000	1,955,989
Louisville and Jefferson County Metropolitan Sewer District, (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 2007A	5.000%	05/15/2024	Aa3	1,500,000	1,679,745
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa1	1,000,000	1,066,770
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.000%	02/01/2028	Aa3	1,110,000	1,189,898

					11,167,477

Louisiana (0.28%)
City of Shreveport, State of Louisiana, General Obligation Refunding Bonds, Series 2005A	5.000%	05/01/2019	A+	1,340,000	1,371,302
Caddo Parish, Louisiana, General Obligation Bonds Series 2007 (Prerefunded to 02-01-2017 @ 100) (b)	4.500%	02/01/2020	Aa2	405,000	444,759

					1,816,061

Maine (0.61%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	Aa2	100,000	111,019
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	Aa2	3,515,000	3,897,678

					4,008,697

See accompanying notes to schedules of investments.	17

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Maryland (1.36%)
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005 (Prerefunded to 10-01-2015 @ 100) (b)	4.000%	10/01/2017	Aaa	$455,000	$473,960
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,071,100
Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2026	Aaa	2,075,000	2,255,712
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds, 2008 Series A	4.625%	04/01/2026	Aa1	2,140,000	2,375,871
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A	5.000%	03/01/2027	Aa2	1,500,000	1,733,580

					8,910,223

Massachusetts (0.70%)
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A	5.000%	06/01/2034	Aaa	2,000,000	2,264,580
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	Aa1	2,000,000	2,324,940

					4,589,520

Michigan (3.41%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2018	Aa2	500,000	553,365
Board of Trustees of Northern Michigan University, General Revenue Bonds, Series 2008A	5.000%	12/01/2018	A	440,000	505,001
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA-	1,000,000	1,095,000
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2021	Aa2	425,000	502,648
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2022	Aa2	2,000,000	2,184,080
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2022	Aa2	700,000	763,560
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	A+	275,000	325,056
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	Aa2	450,000	532,426
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2023	AA-	1,485,000	1,605,077
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2023	A+	400,000	470,088
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2024	A+	600,000	701,886
Howell Public Schools, County of Livingston, State of Michigan, 2011 Refunding Bonds, Series B, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	A+	1,880,000	2,160,364
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2025	A+	700,000	759,122
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	Aa2	1,260,000	1,480,185
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	1,290,000	1,377,526
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa2	2,300,000	2,457,872
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	3,850,000	4,144,564
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	4.500%	02/01/2028	AA-	750,000	790,500

					22,408,320

18	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Minnesota (0.67%)
Independent School District No. 194 (Lakeville), Minnesota, General Obligation Refunding Bonds, Series 2012D	5.000%	02/01/2022	Aa3	$2,720,000	$3,281,299
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,145,690

					4,426,989

Mississippi (1.97%)
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa2	2,000,000	2,131,900
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	A1	1,000,000	1,036,880
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.375%	08/01/2019	Aa2	475,000	518,116
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.375%	08/01/2019	Aa2	525,000	572,654
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.500%	08/01/2020	Aa2	500,000	547,770
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.500%	08/01/2020	Aa2	400,000	438,216
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	AA-	1,000,000	1,137,990
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2022	AA-	2,480,000	2,823,009
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2025	NR	2,290,000	2,583,212
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2026	NR	1,000,000	1,125,080

					12,914,827

Missouri (3.15%)
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation Refunding Bonds, Series 2005	4.500%	03/01/2019	Aa1	1,850,000	1,886,482
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A	4.500%	01/01/2021	Aaa	1,060,000	1,163,074
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B	4.200%	01/15/2021	Aaa	530,000	564,636
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	3.500%	03/01/2022	Aa1	445,000	491,227
City of Ladue School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2023	AAA	1,455,000	1,600,515
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2024	Aa1	2,050,000	2,299,054
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	3,000,000	3,269,250
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008	4.750%	03/01/2027	Aa1	5,750,000	6,317,468
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008	5.000%	03/01/2028	AA	2,000,000	2,236,540
Nixa Public Schools, Christian County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2014, (Missouri Direct Deposit Program)	5.000%	03/01/2031	A+	750,000	839,932

					20,668,178

Montana (0.08%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	AA	490,000	508,796

Nebraska (2.71%)
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005 (Prerefunded to 11-15-2015 @ 100) (b)	4.500%	11/15/2018	Aa1	2,140,000	2,252,093

See accompanying notes to schedules of investments.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Nebraska (Cont.)
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005 (Prerefunded to 11-15-2015 @ 100) (b)	4.500%	11/15/2019	Aa1	$2,140,000	$2,252,093
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds, Series of 2006	4.250%	11/15/2020	Aa2	1,565,000	1,673,830
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2022	AA-	1,290,000	1,418,032
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2023	AA-	1,560,000	1,812,439
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa1	3,000,000	3,288,420
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2026	AA-	1,925,000	2,176,386
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2029	AA-	730,000	770,478
Nebraska Public Power District, General Revenue Bonds, 2014 Series A	5.000%	01/01/2031	A	1,900,000	2,158,856

					17,802,627

New Hampshire (0.56%)
City of Concord, New Hampshire, General Obligation Bonds, Capital Improvement Bonds, Series A	4.750%	07/15/2016	Aa1	400,000	415,132
City of Concord, New Hampshire, General Obligation Bonds, Capital Improvement Bonds, Series A (Prerefunded to 07-15-2015 @ 100) (b)	4.750%	07/15/2016	NR	115,000	119,493
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	AA	1,405,000	1,492,953
New Hampshire Municipal Bond Bank Series B Bonds	4.750%	08/15/2023	A1	1,500,000	1,632,315

					3,659,893

New Jersey (2.64%)
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.500%	11/01/2018	AA	1,410,000	1,496,518
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	1,900,000	2,000,035
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa2	1,540,000	1,734,733
The Board of Education of the Township of Millstone, in the County of Monmouth, New Jersey, School District Refunding Bonds, Series 2011	5.000%	07/15/2020	A+	1,075,000	1,208,848
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2020	AA	315,000	328,570
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa2	750,000	832,342
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,871,382
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2021	AA	685,000	713,222
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aa2	1,240,000	1,320,265
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2022	AA+	750,000	836,542
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2022	AA	600,000	619,572
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	4.000%	12/15/2023	AA	465,000	508,850
The Board of Education, of the Somerset Hills School District, in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2024	Aa1	2,345,000	2,602,059
Township of Moorestown, in the County of Burlington, New Jersey, General Obligation Bonds Consisting of General Improvement Bonds and Water-Sewer Utility Bonds	4.000%	01/15/2030	Aa2	1,140,000	1,230,744

					17,303,682

New Mexico (2.96%)
State Transportation, Refunding Revenue Bonds, (Senior Lien), Series 2010B	4.000%	06/15/2019	Aa1	3,500,000	3,948,735

20	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Mexico (Cont.)
Las Cruces School District No. 2, General Obligation School Bonds, Series 2011A	4.000%	08/01/2021	Aa2	$1,500,000	$1,654,935
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005 (Prerefunded to 05-15-2015 @ 100) (b)	5.000%	05/15/2022	AA-	1,365,000	1,411,014
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	AA	2,000,000	2,091,820
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005 (Prerefunded to 05-15-2015 @ 100) (b)	5.000%	05/15/2023	AA-	1,320,000	1,364,497
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2023	Aa1	2,450,000	2,682,799
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds Series 2008B (Prerefunded to 08-01-2016 @ 100) (b)	4.500%	08/01/2023	AA	2,000,000	2,158,520
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005	4.400%	07/01/2024	Aa2	1,000,000	1,034,864
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2026	AA	675,000	725,767
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2027	AA	700,000	751,520
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2028	AA	725,000	772,524
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2029	AA	750,000	794,978

					19,391,973

New York (3.42%)
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B (Economically Defeased to 06-15-2015 @ 100) (b)	4.000%	06/15/2017	Aa3	1,000,000	1,030,500
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	AA	1,730,000	1,819,320
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B (Prerefunded to 10-01-2015 @ 100) (b)	5.000%	04/01/2019	NR	270,000	283,940
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010	3.250%	03/15/2020	Aa2	1,665,000	1,765,416
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2009	3.000%	04/15/2020	AA	825,000	850,988
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2020	Aa3	695,000	733,378
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2020	AA	410,000	436,363
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2021	Aa3	625,000	659,625
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A3	3,000,000	3,265,830
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2022	Aa2	1,265,000	1,382,911
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2023	AA	465,000	486,911
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2023	Aa2	1,615,000	1,762,401
Miller Place Union Free School District, In the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2026	Aa2	460,000	484,987
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	Aa3	1,000,000	1,096,660
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	3,000,000	3,494,160
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa2	2,500,000	2,863,925

					22,417,315

North Carolina (1.54%)
County of Orange, North Carolina, General Obligation Refunding Bonds, Series 2011	3.000%	02/01/2019	Aaa	1,000,000	1,085,130
North Carolina, Orange Water and Sewer Authority, Water and Sewer System Revenue Bonds, Series 2006	4.375%	07/01/2019	Aa1	855,000	912,353
City of Fayetteville, North Carolina, Public Works Commission, Revenue Bonds, Series 2009B	5.000%	03/01/2022	Aa2	1,000,000	1,151,480

See accompanying notes to schedules of investments.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Carolina (Cont.)
County of Pender, North Carolina, General Obligation School Bonds, Series 2007	4.375%	03/01/2022	AA-	$545,000	$585,957
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	1,000,000	1,119,360
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,000,000	1,097,630
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2024	Aa2	1,555,000	1,708,541
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,110,430
Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Refunding Bonds, Series 2013	4.000%	07/01/2027	Aa2	1,210,000	1,319,832

					10,090,713

North Dakota (0.16%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,000,000	1,070,520

Ohio (2.99%)
Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2020	Aaa	1,580,000	1,682,258
State of Ohio, Common Schools General Obligation Bonds, Series 2005C (Prerefunded to 06-15-2015 @ 100) (b)	4.300%	06/15/2021	Aa1	2,000,000	2,064,400
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,229,560
Plain Local School District, County of Stark, Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.300%	11/01/2023	AA-	2,840,000	3,102,927
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2024	Aaa	2,155,000	2,427,133
State of Ohio, Common Schools General Obligation Bonds, Series 2006D	4.300%	09/15/2025	Aa1	2,000,000	2,082,560
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,430,000	1,643,184
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A	5.000%	11/01/2028	AA-	1,000,000	1,161,800
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014 (c)	5.000%	11/01/2029	Aa3	800,000	934,240
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014 (c)	5.000%	11/01/2030	Aa3	1,335,000	1,552,018
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A	5.000%	11/01/2032	AA-	1,500,000	1,713,285

					19,593,365

Oklahoma (0.86%)
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AAA	1,230,000	1,329,716
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,747,875
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.625%	05/01/2025	AA	1,485,000	1,599,152

					5,676,743

Oregon (1.96%)
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aa2	2,135,000	2,215,062
State of Oregon Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program) 2007 Series C	4.625%	07/01/2020	Aa2	100,000	104,104
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,000,000	1,107,600
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,500,000	1,694,580
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aaa	1,330,000	1,448,224
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2025	Aa1	745,000	887,563

22	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oregon (Cont.)
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2026	Aa1	$670,000	$798,211
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2027	Aa1	750,000	893,520
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009	4.625%	06/01/2028	AA	1,335,000	1,457,313
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	AA	2,000,000	2,283,960

					12,890,137

Pennsylvania (2.02%)
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	NR	1,030,000	1,035,850
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	NR	1,000,000	1,005,170
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds Series of 2006	4.375%	11/15/2021	Aaa	2,300,000	2,449,063
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2025	Aa2	1,605,000	1,768,935
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2027	Aa2	2,505,000	2,728,221
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2027	AA	2,200,000	2,530,220
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,724,130

					13,241,589

Rhode Island (0.17%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2023	Aa2	1,000,000	1,091,240

South Carolina (1.90%)
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007	5.000%	07/01/2022	A1	1,000,000	1,107,880
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2023	AA-	2,315,000	2,622,478
School District No. 1 of Richland County, South Carolina, General Obligation Refunding Bonds, Series 2011A	4.000%	03/01/2023	AA-	1,675,000	1,884,425
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,035,000	1,161,353
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B	4.450%	03/01/2025	Aa2	1,000,000	1,074,430
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	800,000	887,768
University of South Carolina, Higher Education Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa2	1,130,000	1,256,142
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2030	A1	2,160,000	2,466,072

					12,460,548

South Dakota (0.04%)
Harrisburg School District 41-2, South Dakota, General Obligation Bonds, Series 2012	3.000%	07/15/2022	AA-	250,000	258,185

Tennessee (2.79%)
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2021	Aa2	1,050,000	1,157,835
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2022	Aa2	655,000	697,981
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2011 Series A	4.500%	05/15/2022	AA+	2,760,000	3,196,025
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2023	Aa2	670,000	706,830

See accompanying notes to schedules of investments.	23

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Tennessee (Cont.)
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B (Prerefunded to 05-01-2018 @ 100) (b)	4.750%	05/01/2023	AA	$2,000,000	$2,295,960
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	Aa2	2,000,000	2,218,860
State of Tennessee, General Obligation Bonds, 2007 Series A (Prerefunded to 10-01-2015 @ 100) (b)	4.400%	10/01/2023	AA+	1,050,000	1,098,268
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2025	AA+	1,000,000	1,118,360
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AAA	2,000,000	2,168,120
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A (c)	4.000%	04/01/2028	Aa2	725,000	780,970
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A (c)	4.000%	04/01/2029	Aa2	750,000	803,692
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A (c)	4.000%	04/01/2030	Aa2	775,000	827,119
Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2014	5.000%	09/01/2031	AA	1,065,000	1,245,709

					18,315,729

Texas (3.78%)
City of Plano, Texas, (Collin and Denton Counties), General Obligation Refunding and Improvement Bonds, Series 2011	5.000%	09/01/2019	Aaa	1,000,000	1,180,390
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2006A (Prerefunded to 02-15-2016 @ 100) (b)	5.000%	02/15/2020	AA+	1,535,000	1,640,501
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007 (Prerefunded to 02-15-2017 @ 100) (b)	4.750%	02/15/2021	Aa2	490,000	541,857
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	1,000,000	1,110,910
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007 (Prerefunded to 02-15-2017 @ 100) (b)	4.750%	02/15/2022	Aa2	470,000	519,740
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2022	AA+	375,000	418,804
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2023	AA+	395,000	440,528
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2025	Aa2	2,345,000	2,714,549
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2025	Aa2	2,000,000	2,331,260
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008	4.625%	02/15/2026	AA	1,165,000	1,267,590
Hays County, Texas, Pass-Through Toll Revenue and Unlimited Tax Bonds, Series 2011	4.750%	02/15/2026	AA	1,620,000	1,830,956
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A	5.250%	11/15/2026	A1	3,000,000	3,459,870
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2026	Aa2	2,465,000	2,836,525
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,000,000	1,143,550
Parker County, Texas, Unlimited Tax Road Bonds, Series 2009	5.000%	02/15/2027	AA	1,000,000	1,148,160
New Braunfels Independent School District (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2028	AA	1,000,000	1,084,950
Conroe Independent School District, (A political subdivision of the State of Texas located within Montgomery County, Texas) Unlimited Tax School Building Bonds, Series 2009A	5.250%	02/15/2028	Aa2	1,000,000	1,120,500

					24,790,640

Utah (0.90%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	410,000	456,330
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	662,052
Davis County School District Board of Education, Davis County, Utah, General Obligation School Building Bonds (Utah School Bond Guaranty Program), Series 2007	4.750%	06/01/2022	Aa2	2,375,000	2,614,566

24	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Utah (Cont.)
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008	5.000%	06/15/2029	Aa3	$1,970,000	$2,177,283

					5,910,231

Virginia (2.63%)
Rivanna Water and Sewer Authority, Regional Water and Sewer System Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aa2	1,020,000	1,054,384
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007	4.250%	11/01/2020	Aaa	2,540,000	2,734,234
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006 (Prerefunded to 12-01-2016 @ 100) (b)	4.125%	12/01/2020	Aaa	2,100,000	2,277,345
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Refunding Series 2009 C	4.000%	08/01/2021	Aa1	1,500,000	1,670,025
County of Spotsylvania, Virginia, Water and Sewer System Revenue Bonds, Series 2007	5.000%	06/01/2023	Aa3	1,235,000	1,344,730
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2025	Aaa	1,400,000	1,539,314
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna County, Series 2008 (Prerefunded to 12-01-2018 @ 100) (b)	6.250%	12/01/2026	Aa2	2,000,000	2,446,160
Loudoun County Sanitation Authority (Virginia), Water and Sewer System Revenue and Refunding Bonds, Series 2013	4.000%	01/01/2027	Aa1	650,000	711,080
County of Stafford, Virginia, General Obligation Public Improvement Bonds, Series 2013	4.000%	07/01/2030	Aa2	1,205,000	1,314,378
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2012 D	4.000%	08/01/2030	Aa1	2,000,000	2,142,740

					17,234,390

Washington (4.28%)
Tukwila School District No. 406, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2004 (Prerefunded to 12-01-2014 @ 100) (b)	5.000%	12/01/2017	Aa2	1,000,000	1,011,710
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006 (Prerefunded to 06-01-2016 @ 100) (b)	5.000%	12/01/2020	Aa2	1,000,000	1,081,030
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007	4.750%	09/01/2022	A	985,000	1,076,191
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007 (Prerefunded to 09-01-2017 @ 100) (b)	4.750%	09/01/2022	NR	15,000	16,886
Issaquah School District No. 411, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2012	2.500%	12/01/2022	AA+	680,000	697,360
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	3.000%	12/01/2022	Aa3	620,000	637,813
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2023	Aa3	505,000	606,399
Public Utility District No. 1 of Klickitat County, Washington, Electric System Revenue and Refunding Bonds, Series 2006B	5.000%	12/01/2023	A2	1,000,000	1,087,270
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.000%	12/01/2024	A1	1,875,000	2,023,781
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2009	4.625%	12/01/2024	Aa3	4,000,000	4,526,320
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2025	Aa2	565,000	633,308
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008	6.000%	04/01/2025	Aa2	1,325,000	1,576,670
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2025	AA+	1,000,000	1,114,710
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,282,160
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2026	Aa2	500,000	559,660
State of Washington, Various Purpose General Obligation Refunding Bonds, Series R-2013C	4.000%	07/01/2026	Aa1	2,500,000	2,755,675
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2029	A1	1,000,000	1,148,100

See accompanying notes to schedules of investments.	25

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2030	Aa2	$985,000	$1,147,653
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2030	A1	2,100,000	2,399,922
State of Washington, Various Purpose General Obligation Bonds, Series 2009A	5.000%	07/01/2031	Aa1	1,500,000	1,685,490

					28,068,108

West Virginia (1.95%)
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2023	A	2,510,000	2,982,583
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2024	A	3,200,000	3,777,152
West Virginia University Board of Governors, University Revenue Improvement Bonds (West Virginia University Projects), 2004 Series C (Prerefunded to 10-01-2014 @ 100) (b)	5.000%	10/01/2024	A	2,500,000	2,509,075
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2025	AA	1,105,000	1,201,356
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2026	AA	2,180,000	2,352,896

					12,823,062

Wisconsin (2.74%)
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.250%	04/01/2021	Aa1	250,000	259,942
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds (Prerefunded to 10-01-2016 @ 100) (b)	4.750%	10/01/2021	Aa3	545,000	594,769
School District of New Richmond, St. Croix County, Wisconsin, General Obligation Refunding Bonds (Prerefunded to 04-01-2017 @ 100) (b)	4.750%	04/01/2022	Aa2	1,000,000	1,109,960
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2022	Aa1	175,000	182,784
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	AA-	800,000	922,776
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2023	Aa1	285,000	293,735
State of Wisconsin, General Obligation Bonds of 2007, Series B (Prerefunded to 05-01-2015 @ 100) (b)	4.750%	05/01/2023	Aa2	2,335,000	2,405,494
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	AA-	300,000	343,641
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A+	1,000,000	1,116,490
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2013C	5.000%	04/01/2029	AA+	3,000,000	3,503,550
State of Wisconsin, General Obligation Bonds of 2008, Series D (Prerefunded to 05-01-2018 @ 100) (b)	6.000%	05/01/2029	Aa2	1,000,000	1,193,090
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2029	A+	1,000,000	1,173,020
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2030	A+	2,000,000	2,330,800
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2031	A+	2,200,000	2,545,158

					17,975,209

Wyoming (0.27%)
City of Cheyenne, Wyoming, Refunding Revenue Water Bonds, Series 2007 (Prerefunded to 12-01-2015 @ 100) (b)	5.000%	12/01/2024	AA	1,700,000	1,800,691

Total Long-term Municipal Bonds
(cost $587,358,419)					623,972,807

26	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2014

(Unaudited)

	Shares	Value
Short-term Investments (4.65%)
JPMorgan Tax Free Money Market Fund	30,491,722	$30,491,722

Total Short-term Investments
(cost $30,491,722)		30,491,722

TOTAL INVESTMENTS (99.76%)
(cost $617,850,141)		654,464,529
OTHER ASSETS, NET OF LIABILITIES (0.24%)		1,576,663

NET ASSETS (100.00%)		$656,041,192

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	Security purchased on a “when-issued” basis.

NR - Not Rated

See accompanying notes to schedules of investments.	27

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing under normal circumstances approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information see Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes.

For more information refer to Note 4 Income Taxes.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at August 31, 2014. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Securities Purchased on a “When-Issued” Basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At August 31, 2014, the Municipal Bond Fund had commitments of $4,885,880 (representing 0.74% of net assets) for when-issued securities.

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STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including reviewing a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

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STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of August 31, 2014:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Growth Fund
Common Stocks (a)	$4,112,900,534	$—	$—	$4,112,900,534
Short-term Investments	23,674,620	—	—	23,674,620
Balanced Fund
Common Stocks (a)	1,036,916,534	—	—	1,036,916,534
Corporate Bonds (a)	—	324,405,246	—	324,405,246
Foreign Government Bonds	—	2,761,128	—	2,761,128
Agency Commercial Mortgage-Backed Securities	—	27,322,019	—	27,322,019
Agency Notes & Bonds	—	4,837,361	—	4,837,361
U.S. Treasury Obligations	—	267,940,614	—	267,940,614
Short-term Investments	1,793,479	—	—	1,793,479
Interim Fund
U.S. Treasury Obligations	—	344,903,560	—	344,903,560
Short-term Investments	15,786,624	—	—	15,786,624
Municipal Bond Fund
Long-term Municipal Bonds	—	623,972,807	—	623,972,807
Short-term Investments	30,491,722	—	—	30,491,722

(a) Industry classification is disclosed in the Schedules of Investments.

The Funds did not hold any Level 3 securities or derivative instruments as of November 30, 2013 or for the period ended August 31, 2014. There were no transfers of securities between Level 1 and Level 2 as of August 31, 2014 as compared to November 30, 2013.

4.	Income Taxes

As of August 31, 2014, each Fund’s aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,184,645,683	$2,954,506,122	$(2,576,651)	$2,951,929,471
Balanced Fund	902,287,481	767,428,472	(3,739,572)	763,688,900
Interim Fund	359,571,546	2,948,725	(1,830,087)	1,118,638
Municipal Bond Fund	617,850,141	37,140,619	(526,231)	36,614,388

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date October 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date October 27, 2014

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date October 27, 2014